Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Ivy Funds
Entity Central Index Key	0000883622
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000160887 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Multi-Asset Income Fund(formerly, Delaware Ivy Multi-Asset Income Fund)
Class Name	Class A
Trading Symbol	IMAAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Multi-Asset Income Fund (Fund) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$48	1.00%
^	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	1.00%	[1]
Material Change Date	Dec. 31, 2024
Net Assets	$ 66,074,206
Holdings Count | Holding	519
Advisory Fees Paid, Amount	$ 48,371
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$66,074,206
Total number of portfolio holdings	519
Total advisory fees paid	$48,371
Portfolio turnover rate	23%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	51.89%
Corporate Bonds	30.46%
Exchange-Traded Funds	8.22%
Agency Mortgage-Backed Securities	4.07%
Non-Agency Commercial Mortgage-Backed Securities	1.38%
Short-Term Investments	1.36%
Preferred Stocks	0.72%
Convertible Bond	0.64%
Loan Agreements	0.29%
US Treasury Obligation	0.12%
Top 10 equity holdings
Visa Class A	1.22%
SAP	1.05%
Securitas Class B	0.95%
Nestle	0.93%
Welltower	0.92%
Amadeus IT Group	0.88%
Equinix	0.88%
Unilever	0.84%
Otis Worldwide	0.83%
Novo Nordisk Class B	0.76%

Largest Holdings [Text Block]
Top 10 equity holdings
Visa Class A	1.22%
SAP	1.05%
Securitas Class B	0.95%
Nestle	0.93%
Welltower	0.92%
Amadeus IT Group	0.88%
Equinix	0.88%
Unilever	0.84%
Otis Worldwide	0.83%
Novo Nordisk Class B	0.76%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Ivy Multi-Asset Income Fund to Macquarie Multi-Asset Income Fund.
On April 25, 2025, the Fund reorganized into Macquarie Balanced Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Multi-Asset Income Fund to Macquarie Multi-Asset Income Fund.
C000160888 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Multi-Asset Income Fund(formerly, Delaware Ivy Multi-Asset Income Fund)
Class Name	Class C
Trading Symbol	IMACX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Multi-Asset Income Fund (Fund) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$85	1.75%
^	Annualized.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.75%	[2]
Material Change Date	Dec. 31, 2024
Net Assets	$ 66,074,206
Holdings Count | Holding	519
Advisory Fees Paid, Amount	$ 48,371
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$66,074,206
Total number of portfolio holdings	519
Total advisory fees paid	$48,371
Portfolio turnover rate	23%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	51.89%
Corporate Bonds	30.46%
Exchange-Traded Funds	8.22%
Agency Mortgage-Backed Securities	4.07%
Non-Agency Commercial Mortgage-Backed Securities	1.38%
Short-Term Investments	1.36%
Preferred Stocks	0.72%
Convertible Bond	0.64%
Loan Agreements	0.29%
US Treasury Obligation	0.12%
Top 10 equity holdings
Visa Class A	1.22%
SAP	1.05%
Securitas Class B	0.95%
Nestle	0.93%
Welltower	0.92%
Amadeus IT Group	0.88%
Equinix	0.88%
Unilever	0.84%
Otis Worldwide	0.83%
Novo Nordisk Class B	0.76%

Largest Holdings [Text Block]
Top 10 equity holdings
Visa Class A	1.22%
SAP	1.05%
Securitas Class B	0.95%
Nestle	0.93%
Welltower	0.92%
Amadeus IT Group	0.88%
Equinix	0.88%
Unilever	0.84%
Otis Worldwide	0.83%
Novo Nordisk Class B	0.76%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Ivy Multi-Asset Income Fund to Macquarie Multi-Asset Income Fund.
On April 25, 2025, the Fund reorganized into Macquarie Balanced Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Multi-Asset Income Fund to Macquarie Multi-Asset Income Fund.
C000160889 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Multi-Asset Income Fund(formerly, Delaware Ivy Multi-Asset Income Fund)
Class Name	Institutional Class
Trading Symbol	IMAIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Multi-Asset Income Fund (Fund) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$36	0.75%
^	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.75%	[3]
Material Change Date	Dec. 31, 2024
Net Assets	$ 66,074,206
Holdings Count | Holding	519
Advisory Fees Paid, Amount	$ 48,371
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$66,074,206
Total number of portfolio holdings	519
Total advisory fees paid	$48,371
Portfolio turnover rate	23%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	51.89%
Corporate Bonds	30.46%
Exchange-Traded Funds	8.22%
Agency Mortgage-Backed Securities	4.07%
Non-Agency Commercial Mortgage-Backed Securities	1.38%
Short-Term Investments	1.36%
Preferred Stocks	0.72%
Convertible Bond	0.64%
Loan Agreements	0.29%
US Treasury Obligation	0.12%
Top 10 equity holdings
Visa Class A	1.22%
SAP	1.05%
Securitas Class B	0.95%
Nestle	0.93%
Welltower	0.92%
Amadeus IT Group	0.88%
Equinix	0.88%
Unilever	0.84%
Otis Worldwide	0.83%
Novo Nordisk Class B	0.76%

Largest Holdings [Text Block]
Top 10 equity holdings
Visa Class A	1.22%
SAP	1.05%
Securitas Class B	0.95%
Nestle	0.93%
Welltower	0.92%
Amadeus IT Group	0.88%
Equinix	0.88%
Unilever	0.84%
Otis Worldwide	0.83%
Novo Nordisk Class B	0.76%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Ivy Multi-Asset Income Fund to Macquarie Multi-Asset Income Fund.
On April 25, 2025, the Fund reorganized into Macquarie Balanced Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Multi-Asset Income Fund to Macquarie Multi-Asset Income Fund.
C000160890 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Multi-Asset Income Fund(formerly, Delaware Ivy Multi-Asset Income Fund)
Class Name	Class R6
Trading Symbol	IMURX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Multi-Asset Income Fund (Fund) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$31	0.63%
^	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%	[4]
Material Change Date	Dec. 31, 2024
Net Assets	$ 66,074,206
Holdings Count | Holding	519
Advisory Fees Paid, Amount	$ 48,371
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$66,074,206
Total number of portfolio holdings	519
Total advisory fees paid	$48,371
Portfolio turnover rate	23%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	51.89%
Corporate Bonds	30.46%
Exchange-Traded Funds	8.22%
Agency Mortgage-Backed Securities	4.07%
Non-Agency Commercial Mortgage-Backed Securities	1.38%
Short-Term Investments	1.36%
Preferred Stocks	0.72%
Convertible Bond	0.64%
Loan Agreements	0.29%
US Treasury Obligation	0.12%
Top 10 equity holdings
Visa Class A	1.22%
SAP	1.05%
Securitas Class B	0.95%
Nestle	0.93%
Welltower	0.92%
Amadeus IT Group	0.88%
Equinix	0.88%
Unilever	0.84%
Otis Worldwide	0.83%
Novo Nordisk Class B	0.76%

Largest Holdings [Text Block]
Top 10 equity holdings
Visa Class A	1.22%
SAP	1.05%
Securitas Class B	0.95%
Nestle	0.93%
Welltower	0.92%
Amadeus IT Group	0.88%
Equinix	0.88%
Unilever	0.84%
Otis Worldwide	0.83%
Novo Nordisk Class B	0.76%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Ivy Multi-Asset Income Fund to Macquarie Multi-Asset Income Fund.
Effective January 29, 2025, the Fund introduced a revised fee waiver for Class R6 shares of 0.64% (excluding certain items).
On April 25, 2025, the Fund reorganized into Macquarie Balanced Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Multi-Asset Income Fund to Macquarie Multi-Asset Income Fund.
Material Fund Change Expenses [Text Block]	Effective January 29, 2025, the Fund introduced a revised fee waiver for Class R6 shares of 0.64% (excluding certain items).
C000160886 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Multi-Asset Income Fund(formerly, Delaware Ivy Multi-Asset Income Fund)
Class Name	Class Y
Trading Symbol	IMAYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Multi-Asset Income Fund (Fund) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$48	1.00%
^	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	1.00%	[5]
Material Change Date	Dec. 31, 2024
Net Assets	$ 66,074,206
Holdings Count | Holding	519
Advisory Fees Paid, Amount	$ 48,371
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$66,074,206
Total number of portfolio holdings	519
Total advisory fees paid	$48,371
Portfolio turnover rate	23%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	51.89%
Corporate Bonds	30.46%
Exchange-Traded Funds	8.22%
Agency Mortgage-Backed Securities	4.07%
Non-Agency Commercial Mortgage-Backed Securities	1.38%
Short-Term Investments	1.36%
Preferred Stocks	0.72%
Convertible Bond	0.64%
Loan Agreements	0.29%
US Treasury Obligation	0.12%
Top 10 equity holdings
Visa Class A	1.22%
SAP	1.05%
Securitas Class B	0.95%
Nestle	0.93%
Welltower	0.92%
Amadeus IT Group	0.88%
Equinix	0.88%
Unilever	0.84%
Otis Worldwide	0.83%
Novo Nordisk Class B	0.76%

Largest Holdings [Text Block]
Top 10 equity holdings
Visa Class A	1.22%
SAP	1.05%
Securitas Class B	0.95%
Nestle	0.93%
Welltower	0.92%
Amadeus IT Group	0.88%
Equinix	0.88%
Unilever	0.84%
Otis Worldwide	0.83%
Novo Nordisk Class B	0.76%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Ivy Multi-Asset Income Fund to Macquarie Multi-Asset Income Fund.
On April 25, 2025, the Fund reorganized into Macquarie Balanced Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Multi-Asset Income Fund to Macquarie Multi-Asset Income Fund.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.